Summary of Significant Accounting Policies - Reconciliation of Components of Basic and Diluted Earnings Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share Reconciliation [Abstract]
Net earnings available to common shareholders	$ 5,403	$ 4,006	$ 2,057
Weighted average common shares outstanding	5,888,862	5,730,114	5,730,114
Dilutive effect of stock options	19,266	6,511	3,276
Dilutive effect of performance share awards	52,071	27,660	7,010
Diluted common shares	5,960,199	5,764,285	5,740,400
Basic earnings per common share	$ 0.92	$ 0.70	$ 0.36
Diluted earnings per common share	$ 0.91	$ 0.69	$ 0.36